Average Annual Total Returns{- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-11 - Fidelity Investment Grade Bond Fund	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	4.96%	2.18%	3.55%	3.90%	1.19%	2.57%	2.92%	1.21%	2.32%	4.95%	2.13%	3.51%	7.48%	2.23%	3.18%	9.63%	3.27%	4.25%	9.89%		8.79%	[1]	8.72%	3.05%	3.75%

[1]	(a)Since inception October 2, 2018.